January 18, 2013

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Supplement to Statement of Additional Information Dated February 29, 2012, as amended

November 9, 2012

Effective January 18, 2013 Austin Hawley and Rick Snowdon have been added as Portfolio Managers to the Select Fund, replacing Assistance Portfolio Managers Charles Bath and Christopher Welch. Accordingly, effective January 18, 2013, this Statement of Additional Information is revised as follow:

The Portfolio Manager Holdings section beginning on Page 37 is revised with the following additional information:

Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolio manager as of December 31, 2012. This table includes shares beneficially owned by such portfolio manager through the Diamond Hill 401(k) plan.

Fund	Portfolio Manager / Assistant Portfolio Manager		Dollar Range of Shares in the Fund
			$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Select Fund	Bill Dierker	PM						X
	Austin Hawley	PM			X
	Rick Snowdon	PM						X

PM – Portfolio Manager

The Other Portfolio Manager Information section is revised with the following information:

The tables for the following individuals starting on page 40 indicating the number of accounts and assets under management (in millions) for each type of account is deleted and replaced with the following information (valuation as of December 31, 2012):

Chuck Bath, Portfolio Manager, Large Cap Fund and Long-Short Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$657	$0
Other Pooled Investment Vehicles	3	1	$186	$84
Other Accounts	170	1	$2,784	$274

Bill Dierker, Portfolio Manager, Select Fund; Assistant Portfolio Manager, Large Cap Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$721	$0
Other Pooled Investment Vehicles	3	0	$185	$0
Other Accounts	193	0	$2,554	$0

Austin Hawley, Portfolio Manager, Research Opportunities Fund and Select Fund; Assistant Portfolio Manager, Financial Long-Short Fund and Strategic Income Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$111	$0
Other Pooled Investment Vehicles	2	0	$85	$0
Other Accounts	42	0	$75	$0

Rick Snowdon, Portfolio Manager, Research Opportunities Fund and Select Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$64	$0
Other Pooled Investment Vehicles	2	0	$85	$0
Other Accounts	30	1	$328	$274

Chris Welch, Portfolio Manager, Small-Mid Cap Fund; Assistant Portfolio Manager, Small Cap Fund, and Large Cap Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$757	$0
Other Pooled Investment Vehicles	2	0	$102	$0
Other Accounts	196	1	$3,086	$274

This Supplement and the prospectus dated February 29, 2012 and Statement of Additional Information dated February 29, 2012, as amended, provide the information a prospective investor ought to know before investing and should be retained for future reference.